MAJOR CUSTOMERS AND VENDORS	12 Months Ended
Sep. 30, 2011
MAJOR CUSTOMERS AND VENDORS
NOTE 19. MAJOR CUSTOMERS AND VENDORS

One customer accounted for 20.0%, 15.2% and 44.7% of total sales for the years ended September 30, 2011, 2010 and 2009, respectively. The outstanding accounts receivable balance for this customer is 27.6% and 21.8% of the total accounts receivable balance as of September 30, 2011 and 2010, respectively.

Two vendors each accounted for over 10% of the total purchases for the year ended September 30, 2011. Two vendors accounted for over 10% of the total purchases for the years ended September 30, 2010 and no vendor accounted for over 10% of the total purchases for the years ended September 30, 2009.